Capital Stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Capital Stock [Abstract]
Schedule of Warrants Outstanding	The table below summarizes the warrants outstanding at September 30, 2024 (in thousands, except exercise price data):
Issuance Date	Expiration Date	Exercise Price	Issued	Exercised	Forfeited / Canceled	Warrants Outstanding
August 18, 2020	August 18, 2025	$2.00	171	(150)	-	21
November 15, 2021	November 15, 2023	$7.00	1,545		(1,545)	-
June 16, 2022	May 9, 2027	$0.0001	6,325	-	(4,148)	2,177
The table below summarizes the warrants outstanding as of December 31, 2023 (in thousands, except exercise prices):
Issuance Date	Expiration Date	Exercise Price	Issued	Exercised	Forfeited / Canceled	Warrants Outstanding
August 18, 2020	August 18, 2025	$2.00	171	(150)	-	21
November 15, 2021	November 15, 2023	$7.00	1,545		(1,545)	-
June 16, 2022	May 9, 2027	$0.0001	6,325	-	(3,309)	3,016